Earnings per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Incremental shares	0	42,574	125,462
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232
Earnings Per Share Basic	$ 0.67	$ 1.33	$ 1.60
Earnings Per Share Diluted	$ 0.67	$ 1.33	$ 1.59
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	54,639	107,497	128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Earnings Per Share Basic	$ 0.67	$ 1.33	$ 1.60
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Incremental shares	0	42,574	125,462
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232
Earnings Per Share Diluted	$ 0.67	$ 1.33	$ 1.59